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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2002
                                               ----------------


Check here if Amendment [ ]; Amendment Number:
                                               -------------

This Amendment (Check only one.):      [  ]  is a restatement.
                                       [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    F.W. Thompson Co., Ltd.
Address: One St. Clair Avenue West
         Toronto, Canada  M4V 1K6


Form 13F File Number: 28-04275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Jill Thompson
Title:   Treasurer
Phone:   (416) 515-9500

Signature, Place, and Date of Signing:

/s/ Jill Thompson                Toronto, Ontario           August 12, 2002
------------------------         ----------------           ---------------
       [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE




Report Summary:

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
Number of Other Included Managers:                 1
                                             -------

Form 13F Information Table Entry Total:           25
                                             -------

Form 13F Information Table Value Total:      $81,252
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                                           (thousands)

List of Other Included Managers:

Sterling Management [1985] Limited
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             FORM 13F INFORMATION TABLE FW THOMPSON CO LTD (6/30/02)

         COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
                                                            VALUE  SHRS OR PRN SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (X1000)    AMOUNT   PRN CALL DISCRETION  MANAGERS   SOLE     SHARED  NONE
ADC TELECOMMUNICATIONS        COM               000886101      410   179,000   SH          SOLE        N/A    179,000
ALUMINUM CORP CHINA LTD       SPON ADR H SHS    022276109    2,313   121,100   SH          SOLE        N/A    121,100
BANK OF BERMUDA LTD           SHS               G07644100      567    12,673   SH          SOLE        N/A              12,673
CABLE &WIRELESS PUB LTD CO    SPONSORED ADR     126830207      194    25,000   SH          SOLE        N/A     25,000
CELLTECH GROUP PLC            SPONSORED ADR     151158102        1        17   SH          SOLE        N/A         17
CHINA MOBILE HONG KONG LTD    SPONSORED ADR     16941M109    2,956   202,200   SH          SOLE        N/A             202,200
CHINA EASTN AIRLS LTD         SPON. ADR CL H    16937R104    1,627   100,000   SH          SOLE        N/A             100,000
CHINA SOUTHN AIRLS LTD        SPON. ADR CL H    169409109    4,933   244,200   SH          SOLE        N/A    157,000   87,200
DECODE GENETICS INC           COM               243586104      398    69,972   SH          SOLE        N/A     69,972
ERICSSON LM TEL CO            ADR CL B SEKIO    294821400      144   100,000   SH          SOLE        N/A    100,000
FIAT SPA                      SPON ADR ORD NEW  315621888   10,173   807,400   SH          SOLE        N/A    707,400  100,000
GOLD FIELDS INC               COM               38059T106    2,749   245,000   SH          SOLE        N/A    245,000
GUANGSHEN RY LTD              SPONSORED ADR     40065W107      915   100,000   SH          SOLE        N/A             100,000
JP MORGAN CHASE & CO          COM               46625H100    2,035    60,000   SH          SOLE        N/A     60,000
KNIGHT TRADING GROUP INC.     COM               499063105    1,991   380,000   SH          SOLE        N/A    380,000
MERCK & CO INC.               COM               589331107   10,128   200,000   SH          SOLE        N/A    200,000
MERRILL LYNCH & CO INC        COM               590188108    7,229   178,500   SH          SOLE        N/A    128,500   50,000
NEWMONT MINING CORP           COM               651639106   19,484   740,000   SH          SOLE        N/A    490,000  250,000
PARAMETRIC TECHNOLOGY CORP    COM               699173100    3,902 1,090,000   SH          SOLE        N/A    890,000  200,000
PENN VA RESOURCES PARTNERS L  COM               707884102       20     1,000   SH          SOLE        N/A      1,000
PICO HLDGS INC                COM NEW           693366205    4,385   264,638   SH          SOLE        N/A    264,638
SAPIENT CORP                  COM               803062108      126   119,000   SH          SOLE        N/A    119,000
SCHERING PLOUGH CORP          COM               806605101    2,214    90,000   SH          SOLE        N/A     40,000   50,000
US BANCORP DEL                COM NEW           902973304    2,335   100,000   SH          SOLE        N/A             100,000
WILLIAMS ENERGY PARTNERS LP   COM UNIT RPLP     969491109       23       700   SH          SOLE        N/A        700